UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ARES CLO Funds, Series 2005-10A, Class B, 0.74%, 9/18/17 (a)(b)	USD	1,250	$1,115,100
Ballyrock CDO Ltd., Series 2006-1A, Class B, 0.86%, 8/28/19 (a)(b)		1,000	785,000
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		625	609,375
Canaras Summit CLO Ltd., Series 2007-1A, Class B, 0.83%, 6/19/21 (a)(b)		1,225	972,099
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.78%, 10/27/20		940	695,600
Greyrock CDO Ltd., Series 2005- 1X, Class A2L, 0.88%, 11/15/17		1,980	1,615,680
Portola CLO Ltd., Series 2007-1X, Class B1, 1.91%, 11/15/21		1,245	1,032,478
T2 Income Fund CLO Ltd., Series 2007-1A, Class B, 1.00%, 7/15/19 (a)(b)		1,075	960,201
Total Asset-Backed Securities – 1.8%			7,785,533

Common Stocks (c)	Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		339,340	149,310
Containers & Packaging — 0.1%
Smurfit Kappa Plc		36,342	219,747
Diversified Financial Services — 1.4%
Kcad Holdings I Ltd.		500,743,395	5,653,393
Preferred Term Securities VI, Ltd. (a)		3,500,000	1,750
			5,655,143
Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	1,721
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		2,753	6,883
HRP PIK Corp., Class B (a)		5,000	50
			6,933
Metals & Mining — 0.1%
Euramax International		2,337	642,757
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		137,449	137,456
Ainsworth Lumber Co. Ltd. (a)		1,133,401	1,133,456

Common Stocks (c)	Shares		Value
Paper & Forest Products (concluded)
Western Forest Products, Inc. (a)		211,149	$153,194
			1,424,106
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B		1,707	13,349
Software — 0.1%
Bankruptcy Management Solutions, Inc.		1,870	9
HMH Holdings/EduMedia		159,199	238,799
			238,808
Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	5
Total Common Stocks – 2.0%			8,351,879

Corporate Bonds	Par (000)
Aerospace & Defense — 0.8%
Bombardier, Inc., 7.75%, 3/15/20 (a)	USD	1,750	1,872,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,364	1,374,230
			3,246,730
Airlines — 0.6%
Air Canada, 9.25%, 8/01/15 (a)		910	828,100
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		630	604,800
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		230	243,372
United Air Lines, Inc., 12.75%, 7/15/12		786	817,091
			2,493,363
Auto Components — 1.7%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (a)		170	154,700
Delphi Corp., 6.13%, 5/15/21 (a)		560	564,200
Icahn Enterprises LP:
7.75%, 1/15/16		320	330,000
8.00%, 1/15/18		5,260	5,365,200
Titan International, Inc., 7.88%, 10/01/17		940	976,425
Venture Holdings Co. LLC:
12.00%, 7/01/49		4,450	445
Series B, 9.50%, 7/01/05 (c)(d)		1,800	180
			7,391,150

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages — 0.2%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	342	$459,545
7.13%, 8/15/18		410	550,917
			1,010,462
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (a)	USD	227	229,688
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20		940	972,900
6.75%, 5/01/21		790	786,050
Momentive Performance Materials, Inc., 9.00%, 1/15/21		185	131,813
			1,890,763
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (e)		1,175	1,180,640
E*Trade Financial Corp.:
12.50%, 11/30/17		1,765	1,994,450
4.05%, 8/31/19 (a)(f)(g)		593	526,287
KKR Group Finance Co., 6.38%, 9/29/20 (a)		540	554,766
			4,256,143
Chemicals — 3.5%
American Pacific Corp., 9.00%, 2/01/15		1,490	1,443,438
Celanese US Holdings LLC, 5.88%, 6/15/21		570	579,975
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15 (a)(g)		4,171	4,796,405
10.00%, 3/31/15		4,106	4,105,600
Hexion US Finance Corp., 9.00%, 11/15/20		670	525,950
Huntsman International LLC, 8.63%, 3/15/21		275	279,125
Kinove German Bondco GmbH, 9.63%, 6/15/18 (a)		800	724,000
Lyondell Chemical Co., 11.00%, 5/01/18		1,339	1,442,724
LyondellBasell Industries NV, 6.00%, 11/15/21 (a)		145	147,900
Solutia, Inc., 7.88%, 3/15/20		810	862,650
			14,907,767
Commercial Banks — 2.0%
CIT Group, Inc.:
7.00%, 5/01/15		800	800,000
7.00%, 5/01/16		1,035	1,024,132
7.00%, 5/02/16 (a)		1,620	1,599,750
7.00%, 5/01/17		4,534	4,488,660
7.00%, 5/02/17 (a)		710	699,350
			8,611,892
Commercial Services & Supplies — 1.2%
ARAMARK Corp., 8.50%, 2/01/15		690	707,250

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD	799	$799,136
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		140	124,600
The Geo Group, Inc., 7.75%, 10/15/17		850	894,625
Iron Mountain, Inc., 7.75%, 10/01/19		540	557,550
Mobile Mini, Inc., 7.88%, 12/01/20		640	640,000
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (a)		970	1,059,725
West Corp., 8.63%, 10/01/18		315	314,213
			5,097,099
Communications Equipment — 0.2%
Avaya, Inc., 9.75%, 11/01/15		360	281,700
EH Holding Corp., 6.50%, 6/15/19 (a)		600	586,500
			868,200
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		280	301,417
6.63%, 8/15/17		148	158,762
			460,179
Containers & Packaging — 1.4%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	100	129,331
7.38%, 10/15/17		385	497,925
Ball Corp., 6.75%, 9/15/20	USD	625	667,187
Berry Plastics Corp., 8.25%, 11/15/15		1,010	1,070,600
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	260	282,983
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	360	392,400
Sealed Air Corp., 8.38%, 9/15/21 (a)		210	224,175
Smurfit Kappa Acquisitions:
7.75%, 11/15/19 (a)	EUR	476	645,997
7.75%, 11/15/19		1,515	2,056,062
			5,966,660
Diversified Financial Services — 3.5%
Ally Financial, Inc.:
7.50%, 12/31/13	USD	90	91,013
8.30%, 2/12/15		1,330	1,346,625
8.00%, 3/15/20		170	167,663
7.50%, 9/15/20		1,990	1,922,837
8.00%, 11/01/31		3,160	3,002,000
8.00%, 11/01/31		1,360	1,253,449
Archimedes Funding III Ltd., 5.50%, 11/29/11 (c)(d)		2,374	356,058
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		665	679,963
FCE Bank Plc, 4.75%, 1/19/15	EUR	966	1,246,093
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (a)	USD	548	565,810

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
8.75%, 10/15/16 (a)	EUR	548	$721,620
8.75%, 10/15/16		723	952,065
7.13%, 4/15/19 (a)	USD	1,070	1,045,925
7.88%, 8/15/19 (a)		610	613,050
6.88%, 2/15/21 (a)		920	878,600
8.25%, 2/15/21 (a)		255	216,750
WMG Acquisition Corp., 9.50%, 6/15/16 (a)		200	210,000
			15,269,521
Diversified Telecommunication Services — 1.7%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,010	1,041,562
Level 3 Escrow, Inc., 8.13%, 7/01/19 (a)		2,062	1,948,590
Level 3 Financing, Inc.:
4.20%, 2/15/15 (b)		2,420	2,162,875
8.75%, 2/15/17		920	915,400
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		340	342,125
tw telecom Holdings, Inc., 8.00%, 3/01/18		690	724,500
			7,135,052
Electric Utilities — 0.2%
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (a)		775	813,750
Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings, LLC, 13.00%, 3/15/10 (c)(d)		2,675	268
Energy Equipment & Services — 1.3%
Frac Tech Services LLC, 7.63%, 11/15/18 (a)		1,190	1,198,925
Key Energy Services, Inc., 6.75%, 3/01/21		740	731,675
MEG Energy Corp., 6.50%, 3/15/21 (a)		950	954,750
Oil States International, Inc., 6.50%, 6/01/19		295	296,475
Peabody Energy Corp., 6.25%, 11/15/21 (a)		2,180	2,196,350
SunCoke Energy, Inc., 7.63%, 8/01/19 (a)		185	181,300
			5,559,475
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		485	485,000
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC:
10.88%, 11/15/14		1,270	1,196,975
7.75%, 4/15/18		770	617,925
Teleflex, Inc., 6.88%, 6/01/19		475	480,344
			2,295,244

Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 2.0%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	USD	455	$429,975
Crown Newco 3 Plc, 7.00%, 2/15/18 (a)	GBP	108	154,192
HCA, Inc.:
6.50%, 2/15/20	USD	2,020	2,009,900
7.88%, 2/15/20		1,210	1,273,525
7.25%, 9/15/20		265	272,287
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		85	80,537
Omnicare, Inc., 7.75%, 6/01/20		905	953,644
Tenet Healthcare Corp., 8.88%, 7/01/19		3,030	3,302,700
			8,476,760
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		3,205	3,573,575
Hotels, Restaurants & Leisure — 1.5%
Diamond Resorts Corp., 12.00%, 8/15/18		1,040	985,400
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(c)(d)		6,892	689
HRP Myrtle Beach Operations LLC (a)(c)(d)
0.00%, 4/01/12		5,000	500
12.50%, 4/01/13		5,000	500
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		609	505,470
MGM Resorts International, 11.13%, 11/15/17		3,440	3,848,500
Travelport LLC:
4.95%, 9/01/14 (b)		1,770	876,150
9.88%, 9/01/14		390	235,950
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(d)		530	53
			6,453,212
Household Durables — 0.7%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,700	1,768,000
Jarden Corp., 7.50%, 5/01/17		835	885,100
Standard Pacific Corp., 8.38%, 1/15/21		605	558,113
			3,211,213
Independent Power Producers & Energy Traders — 3.1%
The AES Corp.:
7.75%, 10/15/15		300	320,250
9.75%, 4/15/16		1,305	1,474,650
7.38%, 7/01/21 (a)		310	323,175
Calpine Corp. (a):
7.25%, 10/15/17		3,000	3,060,000
7.50%, 2/15/21		710	724,200
Energy Future Holdings Corp., 10.00%, 1/15/20		3,190	3,269,750

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	USD	2,515	$2,590,450
NRG Energy, Inc., 7.63%, 1/15/18		1,300	1,280,500
			13,042,975
Industrial Conglomerates — 1.7%
Sequa Corp. (a):
11.75%, 12/01/15		2,850	3,013,875
13.50%, 12/01/15		4,023	4,294,387
			7,308,262
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		1,649	1,731,450
Genworth Financial, Inc., 7.63%, 9/24/21		700	634,964
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		415	365,200
			2,731,614
IT Services — 0.5%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (a)		720	667,800
First Data Corp. (a):
7.38%, 6/15/19		1,035	972,900
8.25%, 1/15/21		70	60,550
12.63%, 1/15/21		599	494,175
			2,195,425
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21		278	289,815
Media — 6.7%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		365	385,988
CCH II LLC, 13.50%, 11/30/16		3,000	3,457,500
CCO Holdings LLC:
7.25%, 10/30/17		510	520,838
7.88%, 4/30/18		1,075	1,113,969
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (a)		180	130,500
Checkout Holding Corp., 10.98%, 11/15/15 (a)(f)		1,090	539,550
Cinemark USA, Inc., 8.63%, 6/15/19		410	440,750
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		639	669,352
Series B, 9.25%, 12/15/17		5,802	6,106,605
CSC Holdings, Inc., 8.50%, 4/15/14		680	753,950
DISH DBS Corp.:
7.00%, 10/01/13		3,000	3,142,500
6.75%, 6/01/21		470	458,250
Intelsat Luxemburg SA:
11.25%, 6/15/16		460	478,400
11.50%, 2/04/17 (h)		190	174,325
Interactive Data Corp., 10.25%, 8/01/18		1,545	1,653,150

Corporate Bonds	Par (000)		Value
Media (concluded)
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (a)	USD	1,040	$1,040,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		1,020	1,063,350
Nielsen Finance LLC:
11.63%, 2/01/14		1,239	1,412,460
7.75%, 10/15/18		1,235	1,306,012
ProQuest LLC, 9.00%, 10/15/18 (a)		415	332,000
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (a)		2,730	2,818,725
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	598	783,444
			28,781,618
Metals & Mining — 0.9%
Novelis, Inc., 8.75%, 12/15/20	USD	3,625	3,824,375
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		4,440	—
			3,824,375
Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (h)		1,775	1,961,375
Oil, Gas & Consumable Fuels — 6.9%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19		205	195,775
6.25%, 6/01/21		240	229,200
Arch Coal, Inc.:
7.00%, 6/15/19 (a)		215	209,625
7.25%, 10/01/20		655	641,900
7.25%, 6/15/21 (a)		700	679,000
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,592	1,647,720
6.13%, 2/15/21		1,100	1,102,750
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (a)		260	256,425
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		436	464,340
Consol Energy, Inc.:
8.25%, 4/01/20		1,750	1,881,250
6.38%, 3/01/21 (a)		440	433,400
Crosstex Energy LP, 8.88%, 2/15/18		100	106,500
Denbury Resources, Inc.:
8.25%, 2/15/20		670	727,787
6.38%, 8/15/21		570	581,400
El Paso Corp., 7.00%, 6/15/17		1,575	1,712,019
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,300	1,248,000
Forest Oil Corp., 8.50%, 2/15/14		390	419,250
Hilcorp Energy I LP, 7.63%, 4/15/21 (a)		2,100	2,163,000
Linn Energy LLC:
8.63%, 4/15/20		1,115	1,165,175
7.75%, 2/01/21		1,970	1,970,000

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Niska Gas Storage US LLC, 8.88%, 3/15/18	USD	1,115	$1,087,125
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)		3,505	3,329,750
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (a)		335	341,700
6.50%, 11/01/21		290	282,025
Petrohawk Energy Corp.:
10.50%, 8/01/14		590	657,112
7.88%, 6/01/15		795	846,675
7.25%, 8/15/18		525	588,000
Plains Exploration & Production Co.:
7.75%, 6/15/15		530	551,863
6.75%, 2/01/22		470	479,400
Range Resources Corp., 5.75%, 6/01/21		1,230	1,313,025
SandRidge Energy, Inc., 7.50%, 3/15/21		825	754,875
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (a)		1,760	1,232,000
			29,298,066
Paper & Forest Products — 1.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(h)		1,730	1,089,892
Clearwater Paper Corp., 10.63%, 6/15/16		640	710,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)		2,950	3,242,233
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		280	281,400
NewPage Corp., 11.38%, 12/31/14 (c)(d)		2,280	1,590,300
Verso Paper Holdings LLC:
11.50%, 7/01/14		510	520,200
Series B, 4.18%, 8/01/14 (b)		890	560,700
			7,995,125
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		1,935	1,872,113
Real Estate Investment Trusts (REITs) — 0.4%
Felcor Lodging LP, 6.75%, 6/01/19		1,825	1,697,250
Real Estate Management & Development — 0.7%
Realogy Corp.:
11.50%, 4/15/17		340	259,250
12.00%, 4/15/17		160	120,000
7.88%, 2/15/19 (a)		2,140	1,840,400
Shea Homes LP, 8.63%, 5/15/19 (a)		830	759,450
			2,979,100
Road & Rail — 1.1%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		995	957,687

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	370	$368,613
The Hertz Corp.:
7.50%, 10/15/18		1,750	1,754,375
6.75%, 4/15/19		730	708,100
7.38%, 1/15/21		810	801,900
			4,590,675
Specialty Retail — 0.3%
United Auto Group, Inc., 7.75%, 12/15/16		1,275	1,294,125
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.75%, 11/15/23		410	444,632
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		353	335,350
Wireless Telecommunication Services — 2.6%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,042,375
Digicel Group Ltd. (a):
9.13%, 1/15/15		3,948	3,888,780
8.25%, 9/01/17		810	797,850
Sprint Capital Corp.:
8.38%, 3/15/12		625	635,937
6.88%, 11/15/28		1,320	920,700
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		1,890	1,904,175
			11,189,817
Total Corporate Bonds – 54.1%			231,534,878

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.3%
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17		1,489	1,473,327
Airlines — 0.5%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17		2,369	2,254,163
Auto Components — 1.5%
Allison Transmission, Inc., Term Loan B, 2.75%, 8/07/14		3,453	3,326,870
Autoparts Holdings, Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		1,200	1,198,884
Second Lien Term Loan, 10.50%, 1/29/18		1,800	1,728,000
			6,253,754
Biotechnology — 0.2%
Grifols SA, Term Loan B, 6.00%, 6/01/17		903	899,352

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Building Products — 1.5%
CPG International, Inc., Term Loan BTerm Loan B, 6.00%, 2/18/17	USD	1,191	$1,113,585
Goodman Global Holdings, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/28/16		3,025	3,015,255
Term Loan (Second Lien), 9.00%, 10/30/17		982	981,406
Momentive Performance Materials, Inc. (Nautilus), Extended Term Loan, 4.70%, 5/05/15	EUR	1,061	1,320,616
			6,430,862
Capital Markets — 1.0%
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16	USD	1,764	1,755,513
Nuveen Investments, Inc.:
First Lien Term Loan, 3.37% - 3.42%, 11/13/14		973	937,929
Extended Term Loan, 5.87% - 6.00%, 5/12/17		1,682	1,592,441
			4,285,883
Chemicals — 4.9%
American Rock Salt Holdings LLC, Term Loan B, 5.50%, 4/25/17		2,259	2,219,123
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		1,300	1,300,819
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		1,300	1,298,375
Gentek, Inc., Term Loan B, 5.00%, 10/06/15		1,995	1,968,047
MDI Holdings, LLC (FKA MacDermid, Inc.), Tranche C Term Loan, 3.38%, 4/11/14	EUR	644	833,288
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	1,617	1,552,200
PolyOne Corp., Term Loan B, 5.00%, 11/01/17		660	659,175
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan facility (First Lien), 3.51% - 3.68%, 7/30/14		2,451	2,297,524
Styron Sarl, Term Loan B, 6.00%, 8/02/17		2,196	1,889,633
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 10/15/15		4,432	4,424,599
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,382	2,295,986
			20,738,769
Commercial Services & Supplies — 2.4%
Adesa, Inc. (KAR Holdings, Inc.), Term Loan B, 5.00%, 5/19/17		2,394	2,360,611
Altegrity, Inc., (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/20/15		2,789	2,774,572
ARAMARK Corp.:
Letter of Credit - 1 Facility, 2.11%, 1/27/14		28	26,890

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
ARAMARK Corp. (concluded):
Letter of Credit - 2 Facility, 3.49%, 7/26/16	USD	29	$28,017
Term Loan B, 2.24%, 1/27/14		342	333,798
Term Loan B, 3.62%, 7/26/16		438	426,020
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		879	868,924
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16		975	975,975
Synagro Technologies, Inc., Term Loan B, 2.25% - 2.26%, 4/02/14		876	739,084
Volume Services America, Inc., Term Loan B, 10.50% - 10.75%, 9/16/16		1,782	1,753,042
			10,286,933
Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.26%, 10/24/14		1,828	1,697,578
CommScope, Inc., Term Loan B, 5.00%, 1/14/18		1,493	1,485,038
			3,182,616
Construction & Engineering — 0.9%
BakerCorp., Inc., Term Loan B, 5.00%, 6/01/18		873	862,775
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/16/17		2,750	2,750,000
			3,612,775
Consumer Finance — 0.8%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		4,145	3,593,218
Containers & Packaging — 0.5%
Berry Plastics Holding Corp., Term Loan C, 2.25%, 4/03/15		339	318,834
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		1,728	1,741,449
			2,060,283
Diversified Consumer Services — 2.8%
Coinmach Service Corp., Term Loan B, 3.25% - 3.32%, 11/20/14		4,524	4,022,040
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		5,108	4,759,184
ServiceMaster Co.:
Delayed Draw Term Loan, 2.76%, 7/24/14		319	302,155
Term Loan, 2.75% - 2.83%, 7/24/14		3,207	3,034,142
			12,117,521

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Financial Services — 0.9%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18	USD	960	$942,969
Tranche C Term Loan, 6.50%, 8/09/18		2,900	2,847,800
			3,790,769
Diversified Telecommunication Services — 2.9%
Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.00%, 11/01/15		3,618	3,638,147
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		6,000	5,805,000
Term Loan B3, 5.75%, 8/31/18		1,500	1,451,250
Tranche A Term Loan, 2.65%, 3/13/14		200	187,750
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,500	1,417,125
			12,499,272
Electrical Equipment — 0.1%
Generac Acquisition Corp., Term Loan B, 2.75% - 2.87%, 11/11/13		297	289,793
Electronic Equipment, Instruments & Components — 1.2%
Aeroflex, Inc., Term Loan B, 4.25%, 5/09/18		486	459,702
CDW LLC, Term Loan, 3.75%, 10/10/14		2,114	2,029,970
Sensata Technologies Finance Co., LLC, Term Loan, 4.00%, 5/11/18		2,753	2,714,089
			5,203,761
Energy Equipment & Services — 2.0%
CCS Corp., Term Loan B, 3.37%, 11/14/14		1,165	1,062,366
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		1,643	1,640,059
Gas Co. Term Loan, 9.25%, 8/04/16		3,007	3,028,711
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		3,000	2,966,790
			8,697,926
Food & Staples Retailing — 1.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.63%, 7/09/15	GBP	3,000	4,186,847
US Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14	USD	2,192	1,990,083
			6,176,930

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products — 2.6%
Advance Pierre Foods, Inc.:
Term Loan, (First Lien), 7.00%, 9/30/16	USD	2,871	$2,853,057
(Second Lien) Term Loan, 11.25%, 9/29/17		1,800	1,790,244
Del Monte Corp., Term Loan, 4.50%, 3/08/18		4,199	3,968,504
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14		1,505	1,504,228
Solvest, Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% - 6.00%, 7/06/18		589	400,360
Tranche C-2 Term Loan, 5.00% - 6.00%, 7/06/18		749	743,526
			11,259,919
Health Care Equipment & Supplies — 1.2%
Biomet, Inc., Term Loan B, 3.26% - 3.36%, 3/25/15		264	254,619
DJO Finance LLC, Term Loan B, 3.26%, 5/20/14		1,859	1,789,425
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		1,520	1,460,323
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		1,520	1,525,320
			5,029,687
Health Care Providers & Services — 4.8%
CHS/Community Health Systems, Inc.:
Extended Term Loan B, 3.82%, 1/25/17		150	144,750
Non-Extended Delayed Draw Term Loan, 2.51%, 7/25/14		72	69,476
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		1,420	1,369,279
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		1,810	1,772,235
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,985	1,975,075
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		1,990	1,927,813
Harden Healthcare, Inc.:
Term Loan A, 8.50%, 3/02/15		673	659,214
Tranche A Additional Term Loan, 7.75%, 3/02/15		2,238	2,193,617
HCA, Inc.:
Term Loan B, 2.62%, 11/18/13		245	240,330
Tranche B-3 Term Loan, 3.62%, 5/01/18		1,329	1,255,816
Health Management Associates, Term Loan B, 3.50%, 11/16/18		1,575	1,567,787

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Combined Term Loan, 6.50%, 8/04/16	USD	2,706	$2,642,740
Incremental Term Loan B3, 6.75%, 5/15/18		1,438	1,405,156
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		1,995	1,905,225
Renal Advantage Holdings, Inc., Term Loan B, 5.75%, 12/16/16		1,290	1,287,024
			20,415,537
Health Care Technology — 1.0%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		1,985	1,978,180
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		1,310	1,316,144
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		942	931,654
			4,225,978
Hotels, Restaurants & Leisure — 3.2%
Caesars Entertainment Operating Co., Inc.:
Incremental Term Loan B4, 9.50%, 10/31/16		1,011	996,214
Term Loan B1, 3.42%, 1/28/15		1,424	1,214,443
Term Loan B2, 3.26% - 3.42%, 1/28/15		841	717,189
Term Loan B3, 3.32% - 3.42%, 1/28/15		4,309	3,676,207
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		2,564	2,521,948
Golden Living, Term Loan, 5.00%, 5/04/18		1,017	876,836
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		1,476	1,465,673
Six Flags Theme Parks, Inc., Tranche B Term Loan, (First Lien), 5.25% - 6.00%, 6/30/16		2,166	2,154,752
			13,623,262
Independent Power Producers & Energy Traders — 1.0%
AES Corp., Term Loan, 4.25%, 6/01/18		1,791	1,770,851
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		3,716	2,419,687
			4,190,538

Floating Rate Loan Interests (b)	Par (000)		Value
Industrial Conglomerates — 0.7%
Sequa Corp.:
Incremental Term Loan, 7.00%, 12/03/14	USD	555	$553,613
Term Loan, 3.63% - 3.70%, 12/03/14		2,643	2,546,700
			3,100,313
Internet Software & Services — 0.2%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		1,180	1,041,350
IT Services — 3.6%
Ceridian Corp., Term Loan, 3.26% - 3.38%, 11/10/14		2,316	2,054,452
First Data Corp.:
Extended Term Loan B, 4.26%, 3/23/18		6,563	5,479,138
Term Loan B-1, 3.01%, 9/24/14		592	523,869
Term Loan B-3, 3.01%, 9/24/14		210	185,947
infoGROUP, Inc., Term Loan, 5.75%, 5/22/18		853	816,886
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		1,154	1,128,602
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		1,455	1,453,763
TransUnion LLC, Term Loan B, 4.75%, 2/12/18		3,711	3,692,796
			15,335,453
Leisure Equipment & Products — 0.4%
EB Sports Corp., Term Loan, 11.50%, 12/31/15		1,737	1,684,745
Machinery — 0.9%
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		2,253	2,234,413
Terex Corp.:
Term Loan, 6.03%, 4/28/17	EUR	220	289,702
Term Loan B, 5.50%, 4/28/17	USD	1,300	1,296,750
			3,820,865
Media — 9.8%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		1,103	1,066,891
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/10/16		985	898,086
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		1,796	1,780,543
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		1,500	1,498,590
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning):
Term Loan, 2.51%, 7/03/14		83	70,026
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,257	1,158,142

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Charter Communications Operating, LLC:
Extended Term Loan, 3.62%, 9/06/16	USD	2,663	$2,613,265
Term Loan, 7.25%, 3/06/14		46	45,732
Clear Channel Communications, Inc., Term Loan B, 3.91%, 1/28/16		3,145	2,340,069
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		1,500	1,459,380
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		1,221	1,192,233
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		2,339	1,607,734
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		1,097	1,078,048
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18		8,180	8,070,961
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,692	1,657,670
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Term Loan B, 4.20%, 3/06/15	EUR	304	312,648
Lavena Holdings 4 GmbH (Prosiebensat.1 Media AG), Term Loan C, 4.45%, 3/04/16		608	629,378
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	980	962,850
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,250	4,372,187
Nielsen Finance LLC, Class C Term Loan, 3.50%, 5/02/16		404	391,858
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		1,308	1,302,611
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.50%, 6/01/12		1,916	1,888,945
Univision Communications, Inc., Extended First Lien Term Loan, 4.51%, 3/31/17		1,872	1,674,901
UPC Broadband Holding B.V., Term Loan U, 5.37%, 12/29/17	EUR	646	813,329
UPC Financing Partnership, Term Loan, 4.75%, 12/29/17	USD	855	834,694
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		594	584,502
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,432	1,424,103
			41,729,376

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining — 2.1%
Novelis, Inc., Term Loan, 3.75%, 3/10/17	USD	3,126	$3,070,351
SunCoke Energy, Inc., Term Loan B, 4.00% - 5.25%, 7/26/18		1,596	1,568,070
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		4,355	4,270,971
			8,909,392
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		395	379,453
Multiline Retail — 1.3%
Dollar General Corp., Tranche B-2 Term Loan, 3.00% - 3.00%, 7/07/14		1,439	1,431,601
Hema Holding BV:
Second Lien Term Loan, 6.36%, 1/05/17	EUR	2,900	3,182,341
Term Loan B, 3.36%, 7/05/16		363	435,768
Term Loan C, 4.11%, 7/06/15		363	433,332
			5,483,042
Oil, Gas & Consumable Fuels — 1.1%
Gibson Energy, Term Loan B, 5.75%, 6/15/18	USD	1,496	1,490,639
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		3,341	3,324,019
			4,814,658
Paper & Forest Products — 0.8%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		1,050	1,053,937
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13 (h)		4,576	2,287,980
			3,341,917
Pharmaceuticals — 1.8%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,787	1,699,408
Endo Pharmaceuticals Holdings, Inc., Term Loan B, 4.00%, 6/18/18		1,207	1,204,321
Pharmaceutical Products Development:
Bridge Term Loan, 1.00%, 11/02/12		1,310	—
Term Loan B, 9.75%, 12/05/18		1,745	1,720,378
Quintiles Transnational Corp., Term Loan B, 5.00%, 6/08/18		778	754,709
RPI Finance Trust, Term Loan Tranche 2, 4.00%, 5/09/18		1,147	1,139,003

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18	USD	864	$850,185
Term Loan B-2, 4.25%, 3/15/18		432	425,092
			7,793,096
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 4.00%, 8/03/17		245	244,236
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		2,500	2,507,125
Fifth Third Processing Solutions, LLC, Term Loan B (First Lien), 4.50%, 11/03/16		2,084	2,072,125
			4,823,486
Real Estate Investment Trusts (REITs) — 0.7%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		3,142	3,100,021
Real Estate Management & Development — 1.3%
Realogy Corp.:
Delayed Draw Term Loan, 3.44%, 10/10/13		2,670	2,469,116
Extended Letter of Credit, 4.44%, 10/10/16		334	295,298
Extended Term Loan, 4.69%, 10/10/16		3,033	2,683,878
			5,448,292
Road & Rail — 0.3%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		1,085	1,087,040
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.50%, 12/01/16		728	687,139
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		1,090	1,087,962
NXP B.V., Incremental Term Loan, 5.50%, 12/12/17		905	868,239
			2,643,340
Software — 0.1%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		600	569,502
Specialty Retail — 3.5%
Academy Ltd., Term Loan, 6.00%, 8/03/18		1,900	1,865,173
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/17		1,407	1,367,519
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		2,175	2,124,257
J. Crew Group, Inc., Term Loan B, 4.75%, 3/07/18		652	598,772

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Jo-Ann Stores, Inc., Term Loan B, 4.75%, 3/16/18	USD	796	$752,220
Michaels Stores, Inc.:
Term Loan B-1, 2.63% - 2.69%, 10/31/13		980	952,540
Term Loan B-2, 4.88% - 4.94%, 7/31/16		1,517	1,475,714
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		2,708	2,626,421
Toys ‘R’ Us Delaware, Inc.:
Initial Loan, 6.00%, 9/01/16		1,902	1,875,362
Term Loan B, 5.25%, 5/25/18		1,144	1,120,885
			14,758,863
Wireless Telecommunication Services — 1.7%
MetroPCS Wireless, Inc., Term Loan B, 4.00% - 4.06%, 3/16/18		1,264	1,223,868
Vodafone Americas Finance 2, Inc., Initial Loan, 6.88%, 8/11/15 (h)		5,887	5,872,077
			7,095,945
Total Floating Rate Loan Interests – 72.5%			309,552,977

Other Interests (i)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (c)		833	1
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		10,000	100
Diversified Financial Services — 0.3%
DSU JGW SPV, LLC (JG Wentworth LLC Preferred Equity Interests) (c)(j)		1	1,320,018
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (c)		1,440	14
Household Durables — 0.4%
DSU (S-Martin) SPV, LLC (Stanley Martin, Class B Membership Units) (c)(j)		2	1,844,155
Media — 0.0%
Adelphia Escrow (c)		7,500	75
Adelphia Preferred Escrow (c)		5	—
Adelphia Recovery Trust (c)		9,406	941
Adelphia Recovery Trust, Series ACC-6B INT (c)		500	2,500
			3,516

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Other Interests (i)	Beneficial Interest (000)
Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow (c)	USD	21,700	$217
Total Other Interests – 0.7%			3,168,021

Warrants (k)	Shares
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		126,761	1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		1,216	12
Media — 0.1%
Charter Communications, Inc. (Expires 11/30/14)		12,661	147,627
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		1,247	13
HMH Holdings/EduMedia (Expires 3/09/17)		24,924	—
			13
Total Warrants – 0.1%			147,653
Total Investments (Cost — $636,001,525*) - 131.2%			560,540,941
Liabilities in Excess of Other Assets – (31.2)%			(133,249,418)
Net Assets – 100.0%			$427,291,523

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$631,973,780
Gross unrealized appreciation	$10,431,112
Gross unrealized depreciation	(81,863,951)
Net unrealized depreciation	$(71,432,839)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Wholly owned subsidiary.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	436,377	(436,377)	—	$1,894

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,253,926	GBP	2,729,500	Citibank NA	1/18/12	$(26,587)
CAD	154,000	USD	152,123	Deutsche Bank Securities, Inc.	1/18/12	(1,311)
EUR	181,500	USD	247,996	Citibank NA	1/25/12	(3,987)
USD	18,355,013	EUR	13,346,000	Citibank NA	1/25/12	412,640
EUR	364,000	USD	495,006	Deutsche Bank Securities, Inc.	1/25/12	(5,645)
EUR	254,000	USD	344,902	Royal Bank of Scotland	1/25/12	(3,424)
USD	83,622	EUR	60,000	Royal Bank of Scotland	1/25/12	2,957
Total						$374,643

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,047,399	$4,738,134	$7,785,533
Common Stocks	$312,602	1,997,721	6,041,556	8,351,879
Corporate Bonds	—	221,768,711	9,766,167	231,534,878
Floating Rate Loan interests	—	279,422,986	30,129,991	309,552,977
Other Interests	3,441	—	3,164,580	3,168,021
Warrants	147,627	—	26	147,653
Total	$463,670	$506,236,817	$53,840,454	$560,540,941

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$415,597	—	$415,597
Liabilities:
Foreign currency exchange contracts	—	(40,954)	—	(40,954)
Total	—	$374,643	—	$374,643

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets/Liabilities:
Balance, as of February 28, 2011	$6,393,325	$926,586	$12,777,038	$50,753,656	$4,757,077	$26	$75,607,708
Accrued discounts/premiums	52,656	—	378,492	173,625	—	—	604,773
Net realized gain (loss)	62,231	18,840	(7,815,300)	155,475	1,749,851	—	(5,828,903)
Net change in unrealized appreciation/depreciation[2]	(568,853)	(10,558,098)	9,811,688	4,070,780	159,270	—	2,914,787
Purchases	1,712,700	15,678,130	25,052	6,667,523	9,832	—	24,093,237
Sales	(1,813,925)	(23,902)	(5,411,247)	(25,539,504)	(3,511,445)	—	(36,300,023)
Transfers in3	—	—	444	6,815,140	—	—	6,815,584
Transfers out[3]	(1,100,000)	—	—	(12,966,704)	(5)	—	(14,066,709)
Balance, as of November 30, 2011	$4,738,134	$6,041,556	$9,766,167	$30,129,991	$3,164,580	$26	$53,840,454

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $(13,486,899).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2011	13

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2012